Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Pension liabilities	$ 130	$ 215
Restructuring and plant closing costs	21	30
Asset retirement obligations	20	26
Derivative liabilities	19	1
Other	12	13
Total	$ 202	$ 285